NET REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of disaggregation of revenue from contracts with customers	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$1,882,518.1	$2,514,461.3	$3,272,553.5
Others	279,217.7	379,846.4	536,500.8

	$2,161,735.8	$2,894,307.7	$3,809,054.3

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$149,777.4	$270,413.5	$299,445.8
United States	1,408,841.9	1,992,280.4	2,834,692.1
China	267,154.1	331,673.3	327,502.8
Japan	132,072.0	144,239.9	150,427.9
Europe, the Middle East and Africa	117,348.2	102,760.9	126,584.1
Others	86,542.2	52,939.7	70,401.6

	$2,161,735.8	$2,894,307.7	$3,809,054.3
The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
Platform	(In Millions)	(In Millions)	(In Millions)

High Performance Computing	$934,768.6	$1,476,890.6	$2,192,931.0
Smartphone	814,914.3	1,005,130.5	1,110,816.4
Internet of Things	161,916.5	165,516.2	191,046.8
Automotive	133,654.3	139,323.1	186,667.0
Digital Consumer Electronics	46,999.8	47,960.4	47,996.5
Others	69,482.3	59,486.9	79,596.6

	$2,161,735.8	$2,894,307.7	$3,809,054.3

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

3-nanometer	$108,045.3	$459,530.2	$794,341.4
5-nanometer	629,300.4	861,318.9	1,179,907.2
7-nanometer	357,270.7	416,790.3	459,258.1
16-nanometer	191,306.1	202,383.7	215,722.1
20-nanometer	10,359.0	4,077.2	4,304.9
28-nanometer	186,924.9	188,155.0	225,134.2
40/45-nanometer	114,667.4	108,468.2	95,582.7
65-nanometer	107,425.4	93,120.1	120,399.3
90-nanometer	25,642.0	21,509.3	21,358.7
0.11/0.13 micron	47,149.3	52,442.8	48,846.1
0.15/0.18 micron	86,614.2	90,796.8	88,293.7
0.25 micron and above	17,813.4	15,868.8	19,405.1

Wafer revenue	$1,882,518.1	$2,514,461.3	$3,272,553.5

Summary of contract balances	Contract balances

	January 1, 2024	December 31, 2024	December 31, 2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$52,736.4	$89,435.4	$49,954.4

Summary of temporary receipts from customers	Temporary receipts from customers

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$198,602.6	$146,559.3
Noncurrent portion (classified under other noncurrent liabilities)	92,499.2	43,298.9

	$291,101.8	$189,858.2